Long-Term Investment (Details)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Hangzhou [Member]
Long-Term Investment (Details) [Line Items]
Amount of investment	$ 1,580,000	¥ 10,000,000
Qianlan [Member]
Long-Term Investment (Details) [Line Items]
Percentage of equity interest	20.00%	20.00%
Tunlan Hongyi [Member]
Long-Term Investment (Details) [Line Items]
Percentage of equity interest	62.00%	62.00%
Shenzhen Yuhe Chuangzhi Technology Limited Company [Member]
Long-Term Investment (Details) [Line Items]
Total investment		¥ 64,500,000